DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of deferredc tax assets and liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2017 US$’000	2016 US$’000	2017 US$’000	2016 US$’000	2017 US$’000	2016 US$’000
Property, plant and equipment	448	—	(98)	(574)	350	(574)
Intangible assets	—	—	(9,443)	(16,430)	(9,443)	(16,430)
Inventories	1,006	897	—	—	1,006	897
Provisions	3,510	5,701	—	—	3,510	5,701
Other items	2,109	2,035	(1,291)	(1,357)	818	678
Tax value of loss carryforwards recognised	1,625	5,923	—	—	1,625	5,923

Deferred tax assets/(liabilities)	8,698	14,556	(10,832)	(18,361)	(2,134)	(3,805)

Schedule of Deferred Tax Assets Not Recognised
Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2017	December 31, 2016
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	61,264	23,630
US state credit carryforwards	345	277

	69,902	32,200

Schedule of Unrecognised Deferred Tax Assets
The movement in the unrecognised deferred tax assets during the year ended December 31, 2017 is analysed as follows:

Movement in unrecognised deferred tax assets	Increase / (decrease) US$’000	Applicable tax rate %	Tax effect US$’000
US state credit carryforwards	68	n/a	68
Net operating losses Brazil	(2,100)	34%	(714)
Net operating losses Ireland	39,734	12.5% -25%	5,452

Total – continuing operations	37,702		4,806

Schedule of Unrecognised Deferred Tax Liabilities
	Balance January, 1 2017	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2017
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	(574)	924	—	—	350
Intangible assets	(16,430)	6,987	—	—	(9,443)
Inventories	897	109	—	—	1,006
Provisions	5,701	(2,191)	—	—	3,510
Other items	678	140	—	—	818
Tax value of loss carryforwards recognised	5,923	(4,298)	—	—	1,625

	(3,805)	1,671	—	—	(2,134)

	Balance January, 1 2016	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2016
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	(830)	256	—	—	(574)
Intangible assets	(22,319)	(214)	6,036	67	(16,430)
Inventories	1,015	(118)	—	—	897
Provisions	2,960	2,741	—	—	5,701
Other items	471	207	—	—	678
Tax value of loss carryforwards recognised	6,676	396	(1,149)	—	5,923

	(12,027)	3,268	4,887	67	(3,805)